Capital disclosures	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital disclosures
Capital disclosures

The Company’s objectives when managing capital are to provide an adequate return to shareholders, safeguard its assets, maintain a competitive cost structure and continue as a going concern in order to pursue the development, production, distribution and licensing of its film and television properties and broadcast operations. The balance of the Company’s cash is being used to maximize ongoing development and reduce leverage.

The Company’s capital at June 30, 2019 and June 30, 2018 is summarized in the table below:

	June 30, 2019	June 30, 2018
	$	$

Total bank indebtedness, long-term debt and obligations under capital leases, excluding interim production financing	534,068	772,920
Less: Cash	(39,999)	(46,550)
Net debt	494,069	726,370
Total Shareholders’ Equity	499,978	400,792

	994,047	1,127,162

To facilitate the management of its capital structure, the Company prepares annual expenditure operating budgets that are updated as necessary depending on various factors including industry conditions and operating cash flows. These budgets are regularly reviewed by the Board of Directors.